Fair Value Measurements (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements Textuals
Par Value of Structured Notes		$ 38,000,000
Fair Value of Structured Notes	38,000,000	41,000,000
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	209,000,000	247,000,000
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	3,043,000,000	3,255,000,000
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	38,000,000	41,000,000
Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	3,290,000,000	3,543,000,000
US Government and Agencies | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0
US Government and Agencies | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	126,000,000	139,000,000
US Government and Agencies | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0
US Government and Agencies | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	126,000,000	139,000,000
State and Political Subdivisions | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0
State and Political Subdivisions | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	1,075,000,000	1,300,000,000
State and Political Subdivisions | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0
State and Political Subdivisions | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	1,075,000,000	1,300,000,000
Corporate Debt Securities | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0
Corporate Debt Securities | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	1,606,000,000	1,499,000,000
Corporate Debt Securities | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0
Corporate Debt Securities | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	1,606,000,000	1,499,000,000
Foreign Government Bonds | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0
Foreign Government Bonds | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	43,000,000	48,000,000
Foreign Government Bonds | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0
Foreign Government Bonds | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	43,000,000	48,000,000
Mortgage-backed/asset-backed securities | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0
Mortgage-backed/asset-backed securities | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	109,000,000	154,000,000
Mortgage-backed/asset-backed securities | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0
Mortgage-backed/asset-backed securities | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	109,000,000	154,000,000
Preferred Stock, Available for Sale | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	73,000,000	109,000,000
Preferred Stock, Available for Sale | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	78,000,000	108,000,000
Preferred Stock, Available for Sale | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0
Preferred Stock, Available for Sale | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	151,000,000	217,000,000
Equity Securities, Available for Sale | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	136,000,000	138,000,000
Equity Securities, Available for Sale | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0
Equity Securities, Available for Sale | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0	0
Equity Securities, Available for Sale | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	136,000,000	138,000,000
Other Long-term Investments | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Long Term Investments Fair Value	0	0
Other Long-term Investments | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Long Term Investments Fair Value	0	0
Other Long-term Investments | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Long Term Investments Fair Value	38,000,000	41,000,000
Other Long-term Investments | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Long Term Investments Fair Value	38,000,000	41,000,000
Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Long Term Investments Fair Value	0
Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Long Term Investments Fair Value	4,000,000	6,000,000
Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Long Term Investments Fair Value	0
Foreign Exchange Contract [Member] | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Long Term Investments Fair Value	4,000,000	6,000,000
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Liabilities, Fair Value Disclosure	1,000,000
Other Assets, Fair Value Disclosure	2,000,000	2,000,000
Interest Rate Swap [Member] | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other Liabilities, Fair Value Disclosure	1,000,000
Other Assets, Fair Value Disclosure	2,000,000	2,000,000
Commodity Contract [Member] | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0
Commodity Contract [Member] | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	2,000,000	2,000,000
Other Long Term Investments Fair Value		1,000,000
Commodity Contract [Member] | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	0
Commodity Contract [Member] | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Available-for-sale Securities, Fair Value	2,000,000	2,000,000
Other Long Term Investments Fair Value		1,000,000
Liabilities, Total [Member] | Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	0
Liabilities, Total [Member] | Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	3,000,000	4,000,000
Liabilities, Total [Member] | Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	0
Liabilities, Total [Member] | Estimate of Fair Value, Fair Value Disclosure | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Total	$ 3,000,000	$ 4,000,000